Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 75.3%
U.S. Treasury Inflation-Protected Securities - 75.3%
U.S. Treasury Inflation-Protected Indexed Bonds
0.13%, 02/15/2051 - 02/15/2052	$ 5,069,268	$ 2,483,660
0.25%, 02/15/2050	1,954,845	1,035,903
0.63%, 02/15/2043	3,147,833	2,197,891
0.75%, 02/15/2042 - 02/15/2045	8,436,175	6,070,187
1.00%, 02/15/2046	1,060,553	741,569
1.38%, 02/15/2044	3,090,926	2,416,160
1.50%, 02/15/2053	2,254,340	1,616,941
1.75%, 01/15/2028	2,079,142	2,056,498
2.13%, 02/15/2040 - 02/15/2054	6,460,102	5,905,751
2.38%, 02/15/2055 - 02/15/2056	3,023,318	2,638,504
2.50%, 01/15/2029	2,808,888	2,826,774
3.38%, 04/15/2032	3,759,026	3,998,325
3.63%, 04/15/2028	983,996	1,002,655
3.88%, 04/15/2029	2,649,569	2,761,056
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 10/15/2026 - 01/15/2032	18,752,997	17,004,784
0.25%, 07/15/2029	2,357,748	2,238,425
0.38%, 07/15/2027	3,835,188	3,761,425
0.50%, 01/15/2028	4,414,605	4,290,882
0.63%, 07/15/2032	3,817,026	3,499,846
0.75%, 07/15/2028	4,471,546	4,356,610
0.88%, 01/15/2029	2,388,492	2,312,830
1.13%, 01/15/2033	5,174,126	4,838,090
1.25%, 04/15/2028 - 04/15/2031	6,233,388	6,079,172
1.38%, 07/15/2033	5,957,334	5,641,243
1.63%, 10/15/2027 - 10/15/2029	6,354,363	6,292,052
1.75%, 01/15/2034	6,104,000	5,882,255
1.88%, 07/15/2035 - 01/15/2036	4,446,265	4,244,335
2.13%, 04/15/2029 - 01/15/2035	11,382,423	11,233,509
2.38%, 10/15/2028	3,828,650	3,850,365
Total U.S. Government Obligations (Cost $134,216,554)		123,277,697
CORPORATE DEBT SECURITIES - 12.7%
Aerospace & Defense - 0.2%
Honeywell Aerospace, Inc.
4.60%, 03/16/2033 (A)	306,000	295,840
Banks - 5.7%
BAC Capital Trust XIV
3-Month Term SOFR + 0.66% (B), 4.33% (C), 08/15/2026	905,000	734,110
Bank of America Corp.
Fixed until 04/23/2029, 4.48% (C), 04/23/2030	143,000	141,434
Fixed until 02/06/2036, 5.05% (C), 02/06/2037	200,000	192,595
Fixed until 10/25/2034, 5.52% (C), 10/25/2035	907,000	896,860
Fixed until 02/12/2035, 5.74% (C), 02/12/2036	1,125,000	1,125,710
Barclays PLC
Fixed until 06/26/2031, 5.10% (C), 06/26/2032	330,000	325,801
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
BNP Paribas SA
Fixed until 01/15/2033, 4.92% (C), 01/15/2034 (A)	$ 338,000	$ 327,318
BPCE SA
Fixed until 06/02/2036, 5.77% (C), 06/02/2037 (A)	527,000	516,994
Citigroup, Inc.
Fixed until 09/11/2035, 5.17% (C), 09/11/2036	292,000	284,502
Fixed until 01/24/2035, 6.02% (C), 01/24/2036	202,000	204,477
Deutsche Bank AG
Fixed until 05/28/2031, 3.04% (C), 05/28/2032	392,000	353,059
Goldman Sachs Group, Inc.
Fixed until 07/21/2031, 2.38% (C), 07/21/2032	158,000	138,033
Fixed until 01/21/2031, 4.52% (C), 01/21/2032	271,000	263,028
Fixed until 04/20/2033, 5.09% (C), 04/20/2034	184,000	180,115
Fixed until 07/21/2036, 5.66% (C), 07/21/2037	70,000	69,681
HSBC Holdings PLC
Fixed until 05/12/2033, 5.21% (C), 05/12/2034	457,000	448,950
Morgan Stanley
Fixed until 09/16/2031, 2.48% (C), 09/16/2036	898,000	770,725
Fixed until 03/12/2031, 4.71% (C), 03/12/2032	342,000	334,244
Fixed until 01/18/2036, 5.31% (C), 01/18/2041	158,000	149,743
Fixed until 07/17/2036, 5.61% (C), 07/17/2037	150,000	149,098
NatWest Group PLC
Fixed until 08/28/2030, 3.03% (C), 11/28/2035	381,000	347,264
Fixed until 08/15/2029, 4.96% (C), 08/15/2030	300,000	299,796
Fixed until 03/03/2046, 5.91% (C), 03/03/2047	509,000	476,326
UBS Group AG
Fixed until 05/09/2035, 5.58% (C), 05/09/2036 (A)	210,000	209,120
Wells Fargo & Co.
Fixed until 09/15/2028, 4.08% (C), 09/15/2029	187,000	184,228
Zions Bancorp NA
Fixed until 08/19/2034, 6.82% (C), 11/19/2035	252,000	260,676
		9,383,887
Beverages - 0.1%
Maple Parent Holdings Corp.
5.70%, 03/26/2036 (A)	164,000	163,001
Chemicals - 0.2%
Dow Chemical Co.
5.60%, 02/15/2054	62,000	53,224
Transamerica Series Trust

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Eastman Chemical Co.
4.50%, 02/20/2031	$ 163,000	$ 158,409
5.75%, 03/08/2033	166,000	168,711
		380,344
Commercial Services & Supplies - 0.7%
Sunbelt Rentals Holdings, Inc.
5.65%, 08/12/2036 (A)	457,000	449,610
Triton Container International Ltd.
3.15%, 06/15/2031 (A)	508,000	455,688
Triton Container International Ltd./TAL International Container Corp.
5.15%, 02/15/2033	200,000	193,520
		1,098,818
Construction & Engineering - 0.1%
MasTec, Inc.
5.90%, 06/15/2029	82,000	83,820
Containers & Packaging - 0.7%
AptarGroup, Inc.
4.75%, 03/30/2031	144,000	141,574
Smurfit Westrock Financing DAC
5.19%, 01/15/2036	383,000	371,729
Sonoco Products Co.
5.00%, 09/01/2034 (D)	692,000	667,925
		1,181,228
Diversified REITs - 0.2%
SBA Communications Corp.
5.45%, 07/15/2033	346,000	344,330
Electric Utilities - 0.1%
Vistra Operations Co. LLC
5.25%, 04/30/2033 (A)	153,000	149,593
Energy Equipment & Services - 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.65%, 06/15/2033	190,000	183,207
Financial Services - 0.1%
Gabx Leasing LLC
4.63%, 04/15/2031 (A)	74,000	72,216
Food Products - 0.0% *
Sysco Corp.
4.40%, 07/25/2031	73,000	70,509
Insurance - 0.8%
Hartford Insurance Group, Inc.
3-Month Term SOFR + 2.39%, 6.04% (C), 02/12/2067 (A)	1,121,000	1,109,790
Nippon Life Insurance Co.
5.05%, 04/02/2033 (A)	203,000	200,474
		1,310,264
Internet & Catalog Retail - 0.4%
Meta Platforms, Inc.
6.30%, 05/15/2056	615,000	564,398
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery - 0.1%
Weir Group, Inc.
5.35%, 05/06/2030 (A)	$ 210,000	$ 210,324
Media - 0.2%
Space Exploration Technologies Corp.
5.35%, 07/15/2031 (A)	351,000	341,639
Metals & Mining - 0.8%
Corp. Nacional del Cobre de Chile
6.33%, 01/13/2035 (A)	285,000	292,239
Glencore Funding LLC
2.63%, 09/23/2031 (A)	81,000	71,630
2.85%, 04/27/2031 (A)	165,000	149,335
Newmont Corp./Newcrest Finance Pty. Ltd.
5.75%, 11/15/2041	69,000	67,868
South32 Treasury Ltd.
4.35%, 04/14/2032 (A)	359,000	345,831
U.S. Steel Corp.
5.20%, 08/01/2031 (A)	300,000	296,624
		1,223,527
Oil, Gas & Consumable Fuels - 1.7%
APA Corp.
4.25%, 01/15/2030	300,000	292,621
5.35%, 07/01/2049	60,000	50,374
6.10%, 02/15/2035	120,000	121,826
Enbridge, Inc.
Fixed until 07/15/2027, 5.50% (C), 07/15/2077	445,000	443,945
Energy Transfer LP
5.35%, 01/15/2036 - 05/15/2045	172,000	157,946
5.40%, 10/01/2047	50,000	43,667
Enterprise Products Operating LLC
3.70%, 01/31/2051	365,000	255,723
Fixed until 08/16/2027, 5.25% (C), 08/16/2077	233,000	232,442
ONEOK, Inc.
4.95%, 10/15/2032	366,000	358,899
Rio Grande LNG LLC
5.75%, 06/30/2036 (A)	320,000	310,713
Williams Cos., Inc.
5.15%, 03/15/2036	335,000	322,133
Woodside Finance Ltd.
5.40%, 05/19/2030	238,000	240,063
		2,830,352
Passenger Airlines - 0.3%
Southwest Airlines Co.
5.25%, 11/15/2035	526,000	498,643
Semiconductors & Semiconductor Equipment - 0.1%
Foundry JV Holdco LLC
6.40%, 01/25/2038 (A)	200,000	206,545
Transamerica Series Trust

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software - 0.1%
Oracle Corp.
4.95%, 02/04/2031	$ 151,000	$ 144,230
Total Corporate Debt Securities (Cost $20,937,286)		20,736,715
FOREIGN GOVERNMENT OBLIGATIONS - 10.3%
Australia - 0.5%
Australia Government Bonds
2.50%, 09/20/2030 (E)	AUD 750,000	824,052
Germany - 2.0%
Bundesrepublik Deutschland Bundesanleihe
4.00%, 01/04/2037 (E)	EUR 1,975,000	2,434,006

Deutsche Bundesrepublik Inflation-Linked Bonds
0.50%, 04/15/2030 (E)	666,005	758,657
		3,192,663
Italy - 0.8%
Italy Buoni Poliennali Del Tesoro
1.30%, 05/15/2028 (E)	1,184,823	1,372,141
Japan - 3.8%
Japan Government CPI-Linked Bonds
0.10%, 03/10/2028	JPY 990,701,800	6,294,509
Mexico - 0.3%
Mexico Government International Bonds
4.28%, 08/14/2041	$ 257,000	194,677
6.25%, 08/27/2037	312,000	303,655
		498,332
Spain - 1.5%
Spain Government Inflation-Linked Bonds
1.00%, 11/30/2030 (E)	EUR 2,106,208	2,441,059
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Kingdom - 1.4%
U.K. Inflation-Linked Gilt
0.13%, 08/10/2028 - 03/22/2029 (E)	GBP 1,714,474	$ 2,287,018
Total Foreign Government Obligations (Cost $17,143,542)		16,909,774

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 0.3%
Money Market Funds - 0.3%
State Street Institutional U.S. Government Money Market Fund, 3.62% (F)	555,147	555,147
Total Short-Term Investment Companies (Cost $555,147)		555,147
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.64% (F)	299,490	299,490
Total Other Investment Company (Cost $299,490)		299,490
Total Investments (Cost $173,152,019)		161,778,823
Net Other Assets (Liabilities) - 1.2%		1,910,838
Net Assets - 100.0%		$ 163,689,661
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	08/06/2026	USD	5,781,751	EUR	4,926,000	$99,997	$—
JPMS	08/06/2026	USD	1,545,738	EUR	1,350,000	—	(11,381)
MSCS	08/06/2026	USD	825,619	AUD	1,160,000	9,480	—
MSCS	08/06/2026	USD	659,869	GBP	490,000	—	(523)
MSCS	08/06/2026	USD	1,563,054	GBP	1,156,000	5,069	—
MSCS	08/06/2026	USD	6,316,258	JPY	1,000,000,000	27,830	—
Total						$142,376	$(11,904)
Transamerica Series Trust

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Obligations	$—	$123,277,697	$—	$123,277,697
Corporate Debt Securities	—	20,736,715	—	20,736,715
Foreign Government Obligations	—	16,909,774	—	16,909,774
Short-Term Investment Companies	555,147	—	—	555,147
Other Investment Company	299,490	—	—	299,490
Total Investments	$854,637	$160,924,186	$—	$161,778,823
Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$142,376	$—	$142,376
Total Other Financial Instruments	$—	$142,376	$—	$142,376
LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$(11,904)	$—	$(11,904)
Total Other Financial Instruments	$—	$(11,904)	$—	$(11,904)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the total value of 144A securities is $6,174,524, representing 3.8% of the Fund's net assets.

(B)	Perpetual maturity. The date displayed is the next call date.
(C)
Floating or variable rate security. The rate disclosed is as of July 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)
All or a portion of the security is on loan. The total value of the securities on loan is $293,160, collateralized by cash collateral of $299,490. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(E)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2026, the total value of the Regulation S securities is $10,116,933, representing 6.2%
of the Fund's net assets.

(F)	Rate disclosed reflects the yield at July 31, 2026.
(G)
There were no transfers in or out of Level 3 during the period ended July 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar
COUNTERPARTY ABBREVIATION(S):
JPMS	JPMorgan Securities LLC
MSCS	Morgan Stanley Capital Services Inc.
Transamerica Series Trust

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
PORTFOLIO ABBREVIATION(S):
SOFR	Secured Overnight Financing Rate
Transamerica Series Trust

Transamerica Inflation Opportunities

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Inflation Opportunities (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Transamerica Series Trust

Transamerica Inflation Opportunities

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust